Note 10 - Income Taxes - Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Provision at statutory rate, amount	$ 1,010	$ 872	$ 1,011	$ 1,487
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%	21.00%
Tax-exempt interest, amount	$ (265)	$ (261)	$ (350)	$ (360)
Tax-exempt interest, percentage	(5.50%)	(6.30%)	(7.30%)	(5.10%)
Nondeductible interest expense, amount	$ 49	$ 32	$ 46	$ 14
Nondeductible interest expense, percentage	1.00%	0.80%	1.00%	0.20%
Bank owned life insurance, amount	$ (40)	$ (38)	$ (52)	$ (46)
Bank owned life insurance, percentage	(0.80%)	(0.90%)	(1.10%)	(0.70%)
Other, net, amount	$ (4)	$ (16)	$ 5	$ 4
Other, net, percentage	(0.10%)	(0.40%)	0.10%	0.10%
Total Provision	$ 750	$ 589	$ 660	$ 1,099
Applicable Income Taxes and Effective Rates, percentage	15.60%	14.20%	13.70%	15.50%